Related Party Balances and Transactions (Details) - Schedule of related party transactions		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Total		¥ 86,561,665	$ 13,266,359	¥ 87,025,789
Current portion of shareholder loan		63,876,153	9,789,599	70,987,603
Shareholder loan—non-current		22,685,512	3,476,760	16,038,186
Loan [Member] | Jie Zhao [Member] | Chairman of Wimi Cayman [Member]
Related Party Transaction [Line Items]
Total				4,850,000
Loan [Member] | Jie Zhao [Member] | Chairman of Wimi Cayman One [Member]
Related Party Transaction [Line Items]
Total	[1]	6,261,665	959,657	6,675,789
Loan [Member] | Shanghai Junei Internet Co. [Member] | Under common control of Jie Zhao [Member]
Related Party Transaction [Line Items]
Total		¥ 80,300,000	$ 12,306,702	¥ 75,500,000

[1]	There has been no change in the balance of the loan, change was due to exchange difference.